Note Stock-based compensation - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Employee Stock Option
Stock-based compensation
Total unrecognized compensation cost related to non-vested restricted stock awards and performance shares to members of management	$ 8.3
Total unrecognized compensation cost related to non-vested restricted stock awards and performance shares to members of management, period of recognition (in years)	2 years 4 months
Restricted Stock Units (RSUs)
Stock-based compensation
Windfall Net Of Shortfall	$ 0.7
Restricted Stock Units (RSUs) | TARP Interim Final Rule
Stock-based compensation
Stock-Based Compensation, vesting rights	The performance share awards consist of the opportunity to receive shares of Popular, Inc.’s common stock provided that the Corporation achieves certain goals during a three-year performance cycle. The goals will be based on two metrics weighted equally: the Relative Total Shareholder Return (“TSR”) and the Absolute Earnings per Share (“EPS”) goals. The TSR metric is considered to be a market condition under ASC 718. For equity settled awards based on a market condition, the fair value is determined as of the grant date and is not subsequently revised based on actual performance. The EPS performance metric is considered to be a performance condition under ASC 718. The fair value is determined based on the probability of achieving the EPS goal as of each reporting period. The TSR and EPS metrics are equally weighted and work independently. The number of shares that will ultimately vest ranges from 50% to a 150% of target based on both market (TSR) and performance (EPS) conditions. The performance shares vest at the end of the three-year performance cycle. The vesting is accelerated at termination of employment after attaining the earlier of 55 years of age and 10 years of service or 60 years of age and 5 years of service.
Restricted Stock Units (RSUs) | Executive Officers
Stock-based compensation
Stock granted	166,648	138,516	279,890
Restricted Stock Expense	$ 6.9	$ 5.6	$ 7.3
Incentive award, tax benefit	1.1	$ 1.1	$ 1.4
Fair Market Value of Restricted Stock	$ 8.0
Stock-Based Compensation, vesting rights	the compensation cost associated with the shares of restricted stock is determined based on a two-prong vesting schedule. The first part is vested ratably over five years commencing at the date of grant (the “graduated vesting portion”) and the second part is vested at termination of employment after attaining 55 years of age and 10 years of service (the “retirement vesting portion”). The graduated vesting portion is accelerated at termination of employment after attaining 55 years of age and 10 years of service. The vesting schedule for restricted shares granted on or after 2014 was modified as follows, the first part is vested ratably over four years commencing at the date of the grant (the “graduated vesting portion”) and the second part is vested at termination of employment after attaining the earlier of 55 years of age and 10 years of service or 60 years of age and 5 years of service (the “retirement vesting portion”). The graduated vesting portion is accelerated at termination of employment after attaining the earlier of 55 years of age and 10 years of service or 60 years of age and 5 years of service.
Restricted Stock Units (RSUs) | Executive Officers | Share Vesting On Grant Date
Stock-based compensation
Fair Market Value of Restricted Stock	$ 6.0
Restricted Stock Units (RSUs) | Directors
Stock-based compensation
Stock granted	25,159	25,771	40,517
Restricted Stock Expense	$ 1.6	$ 1.3	$ 1.1
Incentive award, tax benefit	0.2	$ 0.1	$ 0.1
Fair Market Value of Restricted Stock	$ 1.2
Performance Based Shares | Minimum
Stock-based compensation
Vested and expected to vest range based on shareholder return	50.00%
Performance Based Shares | Maximum
Stock-based compensation
Vested and expected to vest range based on shareholder return	150.00%
Performance Based Shares | Executive Officers
Stock-based compensation
Stock granted	72,414	73,684	64,598
Restricted Stock Expense	$ 5.6	$ 1.2	$ 1.5
Incentive award, tax benefit	$ 0.4	$ 0.1	$ 0.1
Stock-Based Compensation, vesting rights	The number of shares that will ultimately vest ranges from 50% to a 150% of target based on both market (TSR) and performance (EPS) conditions. The performance shares vest at the end of the three-year performance cycle. The vesting is accelerated at termination of employment after attaining the earlier of 55 years of age and 10 years of service or 60 years of age and 5 years of service.